SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2020
SHORT-TERM LOAN
SHORT-TERM LOAN

8.   SHORT-TERM LOAN

	As of December 31,
	2019	2020
	RMB	RMB
Short-term bank borrowings	—	600,000

The Group borrowed short-term loans with a total amount of RMB600,000 as of December 31, 2020. The weighted average interest rate is 3.09%. The borrowings have maturities ranging from six months to one year. RMB400,000 of short-term loans were collateralized by RMB400,000 of long-term time deposits.

The interest expense incurred for the above mentioned loans for the year ended December 31, 2020 amounted to RMB11,830.